Other variable compensation (Details 8) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,339	SFr 1,636	SFr 1,629
Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Other cash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other cash awards, compensation expense was driven by mark to market and performance adjustments, as the majority of the awards are fully vested. During 2018, the Group granted deferred fixed cash compensation of CHF 98 million to certain employees in the Americas. This compensation will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of this compensation totaled CHF 52 million in 2018. During 2017, the Group granted deferred cash retention awards of CHF 65 million relating to the reorganization of the Asia Pacific business. These awards will be expensed over a two-year vesting period from the grant date. Amortization of these awards totaled CHF 28 million in 2017 and was recognized in the Corporate Center. The Group granted deferred fixed cash awards of CHF 90 million to certain employees in the US. These awards will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of these awards totaled CHF 48 million in 2017. In 2016, the Group granted deferred share and cash retention awards of CHF 249 million relating to the reorganization of the Global Markets and Investment Banking & Capital Markets businesses. These awards will be expensed over a vesting period of up to seven years from the grant date. Amortization of these awards in 2016 of CHF 118 million was recognized in the Corporate Center.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			249
Compensation expense relating to deferred compensation			118
Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	2 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		65
Compensation expense relating to deferred compensation		28
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 98	90
Compensation expense relating to deferred compensation	52	48
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,302	1,593	1,620
Bank | Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	On February 15, 2019, the Bank granted CHF 47 million of upfront cash awards with a claw back provision to certain employees in Asia Pacific. This compensation will be expensed over a three-year vesting period from the grant date. During 2018, the Bank granted deferred fixed cash compensation of CHF 98 million to certain employees in the Americas. This compensation will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of this compensation totaled CHF 52 million in 2018. During 2017, the Bank granted deferred cash retention awards of CHF 65 million relating to the reorganization of the Asia Pacific business. These awards will be expensed over a two-year vesting period from the grant date. Amortization of these awards totaled CHF 28 million in 2017 and was recognized in the Corporate Center. The Bank granted deferred fixed cash awards of CHF 90 million to certain employees in the US. These awards will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of these awards totaled CHF 48 million in 2017. In 2016, the Bank granted deferred share and cash retention awards of CHF 249 million relating to the reorganization of the Global Markets and Investment Banking & Capital Markets businesses. These awards will be expensed over a vesting period of up to seven years from the grant date. Amortization of these awards in 2016 of CHF 118 million was recognized in the Corporate Center.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			249
Compensation expense relating to deferred compensation			SFr 118
Bank | Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	2 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		65
Compensation expense relating to deferred compensation		28
Bank | Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 98	90
Compensation expense relating to deferred compensation	SFr 52	SFr 48